STOCK WARRANTS AND STOCK OPTIONS (Details 3) - Stock Options [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Options Outstanding Number of Shares
Outstanding at beginning of period	2,572,227	2,381,239	2,381,239	53,368
Option Granted	610,526	160,000	236,894	2,381,239
Options Exercised			(45,906)
Options Cancelled	(210,587)			(45,100)
Options Expired				(8,268)
Outstanding at ending of periods	2,972,166	2,541,239	2,572,227	2,381,239
Option outstanding, exercisable, beginning balance	1,252,744	539,847	539,847
Option outstanding, exercisable, ending balance	1,943,652	1,253,030	1,252,744	539,847
Exercise Price Per Share
Exercise Price Per Shares option exercised			$ 1.039
Exercise Price Per Share Options Cancelled				$ 0.1497
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Lifes beginning balance	7 years 4 months 24 days	8 years 10 months 9 days	9 years	2 years 3 months 25 days
Weighted Average Remaining Contractual Lifes options granted	2 years 6 months 29 days	4 years 1 month 6 days	1 year 10 months 2 days	9 years
Weighted Average Remaining Contractual Lifes options expired				9 years
Weighted Average Remaining Contractual Lifes ending balance			7 years 5 months 12 days	9 years
Weighted Average Remaining Contractual Lifes, Exercisable, Beginning balance			9 years
Weighted Average Remaining Contractual Lifes, Exercisable, Ending balance	6 years 3 months 18 days	7 years 5 months 12 days	7 years 4 months 24 days
Weighted Average Exercise Price Per Share
Weighted Average Exercise Price Per Shares beginning balance	$ 0.4999	$ 0.2948	$ 0.2761	$ 0.2761
Weighted Average Exercise Price Per Shares options granted	3.1783	1.9454	2.6661	0.2960
Weighted Average Exercise Price Per Shares options cancelled	2.969			0.1497
Weighted Average Exercise Price Per Shares options expired				0.9678
Weighted Average Exercise Price Per Shares ending balance	0.8751	$ 0.3987	0.4999	$ 0.2761
Weighted Average Exercise Price Per Shares exercisable beginning balance	0.3165		0.4
Weighted Average Exercise Price Per Shares exercisable ending balance	$ 0.6527		$ 0.3165
Aggregate Intrinsic Value
Aggregate Intrinsic Value beginning balance	$ 6,302,277	$ 5,238,080	$ 0	$ 0
Aggregate Intrinsic Value options granted	(414,147)	149,532	67,265	5,238,080
Aggregate Intrinsic Value options exercised			0	0
Aggregate Intrinsic Value options cancelled			0	0
Aggregate Intrinsic Value options expired			0	0
Aggregate Intrinsic Value ending balance	4,829,417	$ 6,305,579	6,302,292	$ 5,238,080
Aggregate Intrinsic Value exercisable, beginning balance	3,299,765		807,801
Aggregate Intrinsic Value exercisable ending balance	$ 3,590,430		$ 3,298,370
Minimum [Member]
Aggregate Intrinsic Value
Exercise price beginning balance	$ 0.2634	$ 0.2634		$ 0.1497
Exercise Price Per Shares option granted	2.50	0.26341	$ 1.645	0.26341
Exercise Price Per Shares option Cancelled	0.2634
Exercise Price Per Shares option expired			0	0.2328
Exercise Price Per Shares ending balance	0.2634	0.2634	0.26342	0.2634
Exercise Price Per Shares exercisable beginning balance	0.2634	0.2634	0.2634
Exercise Price Per Shares exercisable ending balance	0.2634		0.2634	0.2634
Maximum [Member]
Aggregate Intrinsic Value
Exercise price beginning balance	3.300	1.039		8.31
Exercise Price Per Shares option granted	3.575	3.30	3.300	1.0393
Exercise Price Per Shares option Cancelled	3.29
Exercise Price Per Shares option expired				8.31
Exercise Price Per Shares ending balance	3.575	3.30	3.300	1.039
Exercise Price Per Shares exercisable beginning balance	3.300	$ 1.03938	1.03938
Exercise Price Per Shares exercisable ending balance	$ 3.575		$ 3.300	$ 1.03938